Employee Benefit Plan	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Postemployment Benefits [Abstract]
Employee Benefit Plan
Employee Benefit Plan
The Company offers eligible employees the opportunity to contribute a percentage of their earned income into company-sponsored 401(k) plans.
Since January 2018, participants in the 401(k) plans have been eligible for the Company's matching program. Under this matching program, the Company matches an employee’s contributions to the 401(k) savings plan dollar-for-dollar up to 1% of such employee’s eligible earnings and $0.50 for every $1.00 for the next 5% of such employee’s eligible earnings. The maximum match available under the 401(k) plan is 3.5% of the employee’s eligible earnings. For employees who have been employed by the Company for less than two years, matching contributions vest on the second anniversary of their date of hire. The Company's matching contributions to employees who have been employed by the Company for two years or more are fully vested.
Matching contributions that were made to the plans during the three months ended March 31, 2019 and 2018 totaled $1.9 million and $1.6 million, respectively.

Employee Benefit Plan
The Company offers eligible employees the opportunity to defer a percentage of their earned income into company-sponsored 401(k) plans.
The Company offers eligible employees the opportunity to contribute a percentage of their earned income into company-sponsored 401(k) plans.
Beginning in January 2018, participants in the 401(k) plans are eligible for the Company's matching program. Under this new matching program, the Company matches an employee’s contributions to the 401(k) savings plan dollar-for-dollar up to 1% of such employee’s eligible earnings and $0.50 for every $1.00 for the next 5% of such employee’s eligible earnings. The maximum match available under the 401(k) plan is 3.5% of the employee’s eligible earnings. For employees who have been employed by the Company for less than two years, matching contributions vest on the second anniversary of their date of hire. The Company's matching contributions to employees who have been employed by the Company for two years or more are fully vested.
Matching contributions that were made to the plans during the year ended December 31, 2018 totaled $6.0 million. No matching contributions were made to the plans for the years ended December 31, 2017 and 2016.